Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 519,920	$ 409,807	$ 478,265
PEO Actually Paid Compensation Amount	(1,804,472)	20,488,675	(220,066,517)
Non-PEO NEO Average Total Compensation Amount	7,078,767	4,791,651	6,516,543
Non-PEO NEO Average Compensation Actually Paid Amount	18,888,234	3,939,231	(10,407,222)
Total Shareholder Return Amount	31.07	15.77	18.57
Peer Group Total Shareholder Return Amount	165.78	114.67	85.76
Net Income (Loss)	$ (517,757,000)	$ (985,345,000)	$ (707,417,000)
Company Selected Measure Amount	380,864,000	(72,317,000)	(78,332,000)
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	2,322,999,000	1,587,985,000	1,349,292,000
PEO | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,679,232)
PEO | Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,354,840
PEO | Fair Value As Of Prior Fiscal Year-End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,199,991)
Non-PEO NEO | Fair Value At Fiscal Year-End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,598,526
Non-PEO NEO | Change In Fair Value of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,028,390
Non-PEO NEO | Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,382,542
Non-PEO NEO | Fair Value As Of Prior Fiscal Year-End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0